Award Timing Disclosure	12 Months Ended
	Sep. 30, 2025	May 06, 2025 USD ($) shares $ / shares
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure
Policies and Practices Regarding Grants of Equity Awards
We grant equity awards in the form of stock option grants to our directors, executive officers and other employees. Such stock options generally vest over a period of three years from the date of grant and have an exercise price equal to the closing price of our Common Stock on the date of grant. The Compensation Committee approves all stock option grants. The Compensation Committee’s policy is to generally make stock option grants on regularly scheduled dates, which includes grants in May for directors, executive officers and other employees and also in October for outside directors. The Board of Directors or the Compensation Committee may change any regularly scheduled grant date if the Board of Directors or Compensation Committee determines that making grants on such date would not be in the Company’s best interest. Stock option grants may also be made on other dates in connection with new hires, promotions or similar events. It is the intent of the Company that no stock option awards will be backdated, nor will the timing of the public release of material information or of a stock option award be manipulated with the intent of benefiting an award recipient.
At a Compensation Committee meeting held on December 5, 2025, the Compensation Committee approved special option grants to employees, including the named executive officers, and non-employee directors to assist in incentivizing and retaining those individuals, particularly in view of the fact that the options held by these individuals all have exercise prices significantly in excess of the current trading price of our Common Stock. Options exercisable for a total of 334,700 shares of Common Stock with an exercise price of $2.49 were granted on December 5, 2025.
At a Compensation Committee meeting held on May 6, 2025, the Compensation Committee approved regularly scheduled stock option awards to employees, including the named executive officers. These awards were made the day before the Company announced its results for the quarter ended March 31, 2025 and filed a Quarterly Report on Form 10-Q on May 8, 2025. The table below provides information regarding these stock option awards made to the named executive officers.

Name	Grant Date	Number of Securities Underlying the Award	Exercise Price of the Award ($/Share)	Grant Date Fair Value of the Award
Percentage Change
in the Closing Market Price
of the Securities Underlying
the Award Between the Trading Day
Ending Immediately Prior to the
Disclosure of Material Nonpublic
Information and the Trading Day
Beginning Immediately Following
the Disclosure of Material
Nonpublic Information

Mitchell S. Steiner	05/06/2025	37,800	$5.02	$163,296	0%
K. Gary Barnette	05/06/2025	10,400	$5.02	$44,928	0%
Harry Fisch	05/06/2025	10,400	$5.02	$44,928	0%

Award Timing Method	We grant equity awards in the form of stock option grants to our directors, executive officers and other employees. Such stock options generally vest over a period of three years from the date of grant and have an exercise price equal to the closing price of our Common Stock on the date of grant. The Compensation Committee approves all stock option grants. The Compensation Committee’s policy is to generally make stock option grants on regularly scheduled dates, which includes grants in May for directors, executive officers and other employees and also in October for outside directors. The Board of Directors or the Compensation Committee may change any regularly scheduled grant date if the Board of Directors or Compensation Committee determines that making grants on such date would not be in the Company’s best interest. Stock option grants may also be made on other dates in connection with new hires, promotions or similar events.
Award Timing Predetermined	true
Award Timing MNPI Considered	true
Award Timing, How MNPI Considered	It is the intent of the Company that no stock option awards will be backdated, nor will the timing of the public release of material information or of a stock option award be manipulated with the intent of benefiting an award recipient.
MNPI Disclosure Timed for Compensation Value	false
Awards Close in Time to MNPI Disclosures, Table
At a Compensation Committee meeting held on May 6, 2025, the Compensation Committee approved regularly scheduled stock option awards to employees, including the named executive officers. These awards were made the day before the Company announced its results for the quarter ended March 31, 2025 and filed a Quarterly Report on Form 10-Q on May 8, 2025. The table below provides information regarding these stock option awards made to the named executive officers.

Name	Grant Date	Number of Securities Underlying the Award	Exercise Price of the Award ($/Share)	Grant Date Fair Value of the Award
Percentage Change
in the Closing Market Price
of the Securities Underlying
the Award Between the Trading Day
Ending Immediately Prior to the
Disclosure of Material Nonpublic
Information and the Trading Day
Beginning Immediately Following
the Disclosure of Material
Nonpublic Information

Mitchell S. Steiner	05/06/2025	37,800	$5.02	$163,296	0%
K. Gary Barnette	05/06/2025	10,400	$5.02	$44,928	0%
Harry Fisch	05/06/2025	10,400	$5.02	$44,928	0%

Mitchell S. Steiner [Member]
Awards Close in Time to MNPI Disclosures
Name		Mitchell S. Steiner
Underlying Securities | shares		37,800
Exercise Price | $ / shares		$ 5.02
Fair Value as of Grant Date | $		$ 163,296
Underlying Security Market Price Change		0
K. Gary Barnette [Member]
Awards Close in Time to MNPI Disclosures
Name		K. Gary Barnette
Underlying Securities | shares		10,400
Exercise Price | $ / shares		$ 5.02
Fair Value as of Grant Date | $		$ 44,928
Underlying Security Market Price Change		0
Harry Fisch [Member]
Awards Close in Time to MNPI Disclosures
Name		Harry Fisch
Underlying Securities | shares		10,400
Exercise Price | $ / shares		$ 5.02
Fair Value as of Grant Date | $		$ 44,928
Underlying Security Market Price Change		0